Accrued expenses and other current liabilities - Schedule of accrued expenses and other current liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Payroll and employee-related costs	$ 417,997	$ 874,246
Professional fees	269,544	227,980
Restructuring-related costs	68,593	0
Consumer product-related costs	5,360	107,595
Research and development costs	2,846	2,502,400
Total	$ 764,340	$ 3,712,221